SUBSEQUENT EVENTS - Additional Information (Details) £ / shares in Units, £ in Millions															1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Feb. 03, 2026 shares	Oct. 31, 2025 USD ($) Tranche	Oct. 22, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jul. 16, 2025 USD ($) Days	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 03, 2025 USD ($)	Feb. 28, 2025 USD ($) shares	Feb. 19, 2025 USD ($) shares	Feb. 17, 2025 shares	Jan. 14, 2025 USD ($) Installments	Sep. 20, 2024 GBP (£) Employee	Jul. 23, 2024	Oct. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Oct. 06, 2025 USD ($)	Jul. 31, 2025	Jul. 22, 2025 shares	Jul. 21, 2025	Jun. 30, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 29, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Common stock issued																	$ 24,740			$ 24,740	$ 2,028 [1]										$ 92	[1]
Issuance of Common Stock																		$ 200,000			$ 200,000
Common stock, shares authorized | shares																	900,000,000			900,000,000	900,000,000			900,000,000							250,000,000
Preferred stock, shares authorized | shares																								50,000,000
Shares Authorized | shares																								950,000,000
Stockholders' equity																$ (38,977,924)	$ (53,856,310)	$ (37,434,715)		$ (53,856,310)	$ (37,836,506)					$ (44,749,722)			$ (36,263,344)	$ (34,793,016)	$ (32,545,921)		$ (17,234,376)
Reverse stock split														0.025
Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest																20.00%
Payments to acquire ownership interest in cash																$ 1,500,000				1,500,000
Payments to acquire ownership interest in notes																$ 23,500,000
Common stock excess outstanding percentage																							19.90%
Shares issued | shares										6,086,957
Assets guaranteed										$ 4,200,000
Business acquisition, cash paid																				$ 600,000
Equity method investment, ownership percentage																20.00%
SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash						$ 5,150,000
Percentage of annual interest rate on notes						14.33%
Fixed conversion rate | £ / shares							£ 0.00003
Exercise price | £ / shares							0.000039
Pipeline value | £													£ 391.0
Number of employee | Employee													15
July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument conversion, percentage of discount to the lowest trading price					19.90%
Indigo Capital LLC [Member] | July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 150,000
Debt instrument, maturity date					Jul. 15, 2026
Conversion price equal to discount on lowest volume-weighted average price					80.00%
Capital infusion amount					$ 150,000
Debt instrument conversion, threshold days prior to conversion date | Days					5
Debt Conversion, Description					conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Business Loan and Security Agreement [Member] | Agile Capital Funding LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Debt instrument face amount																											$ 525,000
Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares									9,360,888
Outstanding pre-funded warrants issued | shares									3,647,416
Remaining outstanding pre-funded warrants issued | shares									171,706
Debt instrument face amount																			$ 411,865
Shares issued | shares																			9,186,581
Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Issuance of Common Stock								$ 1,500,000
Debt instrument, maturity date								Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								20.00%
Volume-weighted average price of conversion period								5 days
Debt Conversion, Description								conversion price equal to a 20% discount to the lowest daily VWAP during the 5 days prior to the conversion date
Silverback Capital Corporation [Member]
Subsequent Event [Line Items]
Settlement amount				$ 5,662,479
Silverback Capital Corporation [Member] | Claims Settlement [Member]
Subsequent Event [Line Items]
Settlement amount																	$ 4,262,479
Common stock average closing price				$ 0.307
Percentage of trading price				75.00%
Ownership limitation percentage				4.99%
Settlement fee issued in shares | shares																	400,000			400,000
Unsecured Debt [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount								$ 1,578,495
Minimum [Member]
Subsequent Event [Line Items]
Stockholders' equity																												$ 2,000,000
Minimum [Member] | July Indigo Capital Convertible Note [Member]
Subsequent Event [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock					9.90%																				4.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Loss on fraudulent wire transfer															$ 1,005,352
Subsequent Event [Member] | Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest										20.00%
Payments to acquire ownership interest in cash										$ 1,500,000
Payments to acquire ownership interest in notes										$ 23,500,000
Maturity period of notes										5 years
Percentage of annual interest rate on notes										10.00%
Grace period for payment										3 months
Common stock excess outstanding percentage										19.90%
Shares issued | shares										6,086,957
Assets guaranteed										$ 4,200,000
Equity method investment, ownership percentage										20.00%
Subsequent Event [Member] | SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash						$ 5,150,000
Convertible notes issued						$ 3,000,000
Fixed conversion rate | £ / shares							0.00003
Exercise price | £ / shares							£ 0.000039
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member]
Subsequent Event [Line Items]
Purchase of ownership interest																						10.70%
Equity method investment		$ 5,000,000													$ 5,000,000							$ 1,500,000
Aggregate purchase price		12,500,000
Business acquisition, cash paid		3,750,000
Business acquisition, equity securities		$ 8,750,000
Equity method investment, final tranche closing date		Oct. 07, 2028
Equity method investment, ownership percentage																						10.70%
Equity method investment, ownership percentage required for amendment of bylaws		20.00%													20.00%
Business acquisition, final tranche closing date		Dec. 31, 2026
Business acquisition, consideration based on third-party valuation		$ 11,000,000
Business combination, non-cash consideration		$ 8,750,000
Exclusive rights period upon letter of intent		36 months
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member]
Subsequent Event [Line Items]
Business acquisition, consideration advance payment		$ 3,750,000
Business acquisition, consideration offsetting credit payment		1,350,000
Business combination, consideration, remaining advance payment		$ 2,400,000
Number of tranches related to agreement | Tranche		4
Percentage of allocation towards advance payment from fund raising transactions		20.00%													20.00%
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member] | Upon Signing of LOI [Member]
Subsequent Event [Line Items]
Business combination, consideration, remaining advance payment		$ 600,000
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member] | December 31, 2025 [Member]
Subsequent Event [Line Items]
Business combination, consideration, remaining advance payment		600,000
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member] | March 31, 2026 [Member]
Subsequent Event [Line Items]
Business combination, consideration, remaining advance payment		600,000
Subsequent Event [Member] | Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member] | June 30, 2026 [Member]
Subsequent Event [Line Items]
Business combination, consideration, remaining advance payment		$ 600,000
Subsequent Event [Member] | Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Aggregate value of claims and obligations payments												$ 1,000,000
Number of installments for claims and obligations payment | Installments												3
Negotiable payment on the term of outstanding to reflect current market price												$ 500,000
Additional equity will be sold other than set forth in settlement												$ 0
Subsequent Event [Member] | Liqueous Settlement Agreement [Member] | February 2025 Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares											6,406,225
Outstanding pre-funded warrants issued | shares											3,647,416
Remaining outstanding pre-funded warrants issued | shares											9,360,888
Subsequent Event [Member] | Humbl Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common stock issued									$ 2,000,000
Subsequent Event [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Issuance of Common Stock								$ 1,500,000		$ 1,500,000
Debt instrument face amount										$ 1,578,495
Debt instrument, maturity date								Mar. 01, 2026		Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								20.00%		20.00%
Volume-weighted average price of conversion period								5 days		5 days
Debt instrument conversion, percentage of discount to the lowest trading price								19.90%
Debt Conversion, Description										conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Subsequent Event [Member] | Indigo Capital Convertible Notes | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument, maturity date								Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price								33.33%
Volume-weighted average price of conversion period								5 days
Subsequent Event [Member] | Strategic Framework Agreement [Member] | Nuburu Defense [Member]
Subsequent Event [Line Items]
Joint venture, exclusive rights period			6 months
Joint venture term			6 months
Joint venture, written notice period for termination			30 days
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount								$ 1,578,495
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount								$ 894,708.31
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock committed to issue | shares	50,000,000
Subsequent Event [Member] | Maximum [Member] | Strategic Framework Agreement [Member] | Nuburu Defense [Member]
Subsequent Event [Line Items]
Investment in joint venture			$ 10,000,000

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.